United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3947

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 1-3 Years
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments
Federated U.S. Government Securities Fund: 1-3 Years

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount or Shares			Value
		U.S. TREASURY NOTES--41.8%
$34,000,000	[1]	4.875%, 5/31/2009	$34,717,189
22,500,000		4.000%, 8/31/2009	23,020,313
15,000,000	[1]	4.000%, 9/30/2009	15,383,789
16,500,000		3.625%, 10/31/2009	16,909,278
18,000,000	[1]	3.500%, 11/15/2009	18,447,539
6,000,000	[1]	3.250%, 12/31/2009	6,162,187
5,000,000	[1]	4.500%, 5/15/2010	5,269,141
15,000,000	[1]	2.625%, 5/31/2010	15,406,347
12,000,000		2.375%, 8/31/2010	12,313,126
9,000,000	[1]	3.875%, 9/15/2010	9,502,383
35,000,000	[1]	2.000%, 9/30/2010	35,717,773
15,000,000	[1]	4.375%, 12/15/2010	16,059,961
4,000,000		4.750%, 3/31/2011	4,348,750
36,268,204		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	34,106,278
15,000,000	[1]	3.625%, 12/31/2012	16,412,109
7,000,000	[1]	2.750%, 10/31/2013	7,284,922
		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $266,768,563)	271,061,085
		GOVERNMENT AGENCIES--50.7%
		Federal Home Loan Bank System--23.2%
15,000,000		3.375%, 8/13/2010	15,186,489
15,000,000		3.375%, 9/10/2010	15,183,810
20,000,000		3.375%, 10/20/2010	20,238,606
18,000,000		3.500%, 11/19/2010	18,057,512
20,000,000	[1]	3.625%, 7/1/2011	20,344,452
25,000,000		4.250%, 6/11/2010	25,642,552
15,000,000		4.750%, 8/13/2010	15,530,920
19,600,000		5.250%, 6/12/2009	19,918,253
		TOTAL	150,102,594
		Federal Home Loan Mortgage Corporation--9.4%
10,000,000		3.250%, 7/16/2010	10,127,839
25,000,000		4.750%, 11/3/2009	25,665,582
23,800,000	[2]	5.125%, 8/23/2010	24,874,539
		TOTAL	60,667,960
		Federal National Mortgage Association--18.1%
5,000,000		2.875%, 10/12/2010	5,028,253
20,000,000		3.250%, 8/12/2010	20,272,608
20,000,000		3.250%, 2/25/2011	20,051,406
26,000,000		4.000%, 10/8/2010	26,053,141
20,000,000		4.400%, 12/22/2010	20,028,316
15,000,000		4.750%, 3/12/2010	15,504,318
10,000,000		4.875%, 5/18/2012	10,558,894
		TOTAL	117,496,936
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $323,509,334)	328,267,490
		MUTUAL FUND—39.0%
252,972,865	[3,4,5]	Government Obligations Fund, Institutional Shares, 1.34% (AT NET ASSET VALUE)	252,972,865
		TOTAL INVESTMENTS—131.50% (IDENTIFIED COST $843,250,762)[6]	852,301,440
		OTHER ASSETS AND LIABILITIES -- NET—(31.50)%[7]	(204,071,377)
		TOTAL NET ASSETS---100%	$648,230,063

At November 30, 2008, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
	8U.S. Treasury Notes 5-Year Long Futures	280	$32,679,063	March 2009	$ 493,574
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities-Net”.
1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

	Market Value of Securities Loaned	Market Value of Collateral
	$203,518,230	$209,785,000
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At November 30, 2008, the cost of investments for federal tax purposes was $843,250,762.  The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation resulting from futures contracts was $9,050,678.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,949,703 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,899,025.

7
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

8	Non-income producing security.

Note:         The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 252,972,865	$ 493,574
Level 2 – Other Significant Observable Inputs	599,328,575	----
Level 3 – Significant Unobservable Inputs	----	----
Total	$ 852,301,440	$ 493,574

* Other financial instruments include futures contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated U.S. Government Securities Fund: 1-3 Years

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009